Net Income Per Share (Details) - Schedule of Earnings Per Share - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Income Per Share [Abstract]
Net income attributable to common stockholders (in Dollars)	$ (9,609)	$ (5,949)
Weighted average shares outstanding used in basic per common share computations	36,740,650	29,427,863
Basic / Dilutive EPS	(0.26)	(0.2)